Other operating Income and Expenses (Details) - Schedule of bank and its subsidiaries present other operating expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Bank And Its Subsidiaries Present Other Operating Expenses Abstract
Write-offs for operating risks	$ 18,392	$ 13,898	$ 10,625
Card administration	2,086	2,099	2,599
Correspondent banks	3,321	2,614	1,804
Expenses for credit operations of financial leasing	4,786	242	5,817
Legal expenses	1,572	357
Expense of provisions for operational risk	1,523	765	239
Tax fines	402	5	5
Renegotiated loan insurance premium	351	416
Life ensurance	258	233	586
Expenses for charge-off leased assets recoveries	130	583	210
Provisions for trials and litigation	56	2	202
Contribution to other organisms	10	257	331
Provision for pending operations	(197)	1,236	55
Expense recovery from operational risk events	(6,050)	(4,010)	(5,422)
Others expenses	1,061	651	2,226
Total	$ 27,701	$ 19,348	$ 19,277